Expense Example (International Opportunities Trust, USD $)	12 Months Ended
May 01, 2011
Series I, International Opportunities Trust
Expense Example:
Year 1	$ 103
Year 3	322
Year 5	558
Year 10	1,236
Series II, International Opportunities Trust
Expense Example:
Year 1	123
Year 3	384
Year 5	665
Year 10	1,466
Series NAV, International Opportunities Trust
Expense Example:
Year 1	98
Year 3	306
Year 5	531
Year 10	$ 1,178